Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended
	Jun. 12, 2023	Feb. 28, 2022	Jun. 30, 2023	Mar. 31, 2022	Jul. 31, 2023	Apr. 30, 2022	Aug. 31, 2023	May 31, 2022	Sep. 30, 2023	Jun. 30, 2022	Oct. 31, 2023	Jul. 31, 2022	Nov. 30, 2023	Aug. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Jan. 31, 2024	Oct. 31, 2022	Feb. 29, 2024	Nov. 30, 2022	Mar. 31, 2024	Dec. 31, 2022	Apr. 30, 2024	Jan. 31, 2023	May 31, 2024	Feb. 28, 2023	Jun. 30, 2024	Mar. 31, 2023	Jul. 31, 2024	Apr. 30, 2023	Aug. 31, 2024	May 31, 2023	Sep. 30, 2024	Jun. 30, 2023	Oct. 31, 2024	Jul. 31, 2023	Nov. 30, 2024	Aug. 31, 2023	Dec. 31, 2024	Sep. 30, 2023	Jan. 31, 2025	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025
Intelligent Real Estate ETF
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,150		$ 10,219		$ 10,029		$ 9,203		$ 8,562		$ 9,311		$ 10,227		$ 9,785		$ 9,877		$ 10,211		$ 9,657		$ 10,082		$ 10,310		$ 11,099		$ 11,616		$ 11,895		$ 11,467		$ 11,874		$ 11,053		$ 10,982
Residential REIT ETF
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,572		$ 10,101		$ 9,437		$ 8,887		$ 9,529		$ 8,804		$ 7,986		$ 7,834		$ 8,163		$ 7,663		$ 8,444		$ 8,111		$ 7,771		$ 8,096		$ 7,878		$ 8,378		$ 8,444		$ 8,171		$ 7,654		$ 7,326	$ 7,945	$ 8,677	$ 8,327	$ 8,313	$ 8,729	$ 8,772	$ 9,013	$ 9,423	$ 9,737	$ 10,626	$ 10,603	$ 10,134	$ 10,733	$ 10,045	$ 9,916
Dow Jones U.S. Select REIT Index
Account Value [Line Items]
Accumulated Value	10,000	10,000	10,179	10,671	10,471	10,175	10,137	9,473	9,426	8,739	9,000	9,517	9,969	8,925	10,967	7,832	10,525	8,184	10,721	8,658	10,924	8,205	10,125	9,106	10,616	8,657	10,907	8,432	11,545	8,491	12,280	8,256	12,604	8,678	12,209	8,927	12,767	8,643	11,856	8,036	12,000	7,673	8,499	9,350	8,973	9,140	9,314	8,632	9,050	9,299	9,843	10,469	10,745	10,408	10,885	10,108	10,230
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,000	$ 10,265	$ 10,371	$ 10,595	$ 9,467	$ 10,426	$ 9,484	$ 9,929	$ 8,701	$ 9,720	$ 9,504	$ 10,608	$ 9,116	$ 11,090	$ 8,277	$ 11,276	$ 8,947	$ 11,878	$ 9,447	$ 12,261	$ 8,902	$ 11,760	$ 9,462	$ 12,343	$ 9,231	$ 12,786	$ 9,570	$ 12,942	$ 9,719	$ 13,255	$ 9,761	$ 13,539	$ 10,406	$ 13,416	$ 10,741	$ 14,203	$ 10,570	$ 13,865	$ 10,066	$ 14,251	$ 9,854	$ 10,754	$ 11,243	$ 11,431	$ 12,042	$ 12,429	$ 11,922	$ 12,513	$ 12,962	$ 13,120	$ 13,438	$ 13,725	$ 13,600	$ 14,399	$ 14,055	$ 14,447